Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Summary of Deferred Tax Assets and Liabilities

	December 31, 2024	December 31, 2023
Property and equipment	(467,144)	(382,208)
Intangible assets	(163,616)	(127,547)
Right-of-use assets	9,414	8,600
Employee benefits	26,324	26,510
Provisions	77,814	51,458
Tax losses	8,380	10,054
Other	1,307	506
Net deferred tax liabilities	(507,521)	(412,627)
Presented as:
Deferred tax assets	13,724	20,615
Deferred tax liabilities	(521,245)	(433,242)

Summary of Movement in Temporary Differences

Movement in temporary differences during the year:

	Balance	Recognized	Recognized	Acquired	Balance
	December 31,	in income	directly	in business	December 31,
	2023	or loss	in equity	combinations	2024
Property and equipment	(382,208)	26,249	7,383	(118,568)	(467,144)
Intangible assets	(127,547)	10,318	1,476	(47,863)	(163,616)
Long-term debt	8,600	1,190	(415)	39	9,414
Employee benefits	26,510	8,591	(8,777)	-	26,324
Provisions	51,458	(957)	1,983	25,330	77,814
Tax losses	10,054	(1,624)	(705)	655	8,380
Other	506	(866)	1,667	-	1,307
Net deferred tax liabilities	(412,627)	42,901	2,612	(140,407)	(507,521)

	Balance	Recognized	Recognized	Acquired	Balance
	December 31,	in income	directly	in business	December 31,
	2022	or loss	in equity	combinations	2023
Property and equipment	(360,111)	8,637	(3,233)	(27,501)	(382,208)
Intangible assets	(72,032)	10,870	(798)	(65,587)	(127,547)
Long-term debt	7,497	660	443	-	8,600
Employee benefits	23,111	5,119	(1,720)	-	26,510
Provisions	53,818	(5,399)	(2,303)	5,342	51,458
Tax losses	5,686	2,953	1,411	4	10,054
Other	892	(396)	10	-	506
Net deferred tax liabilities	(341,139)	22,444	(6,190)	(87,742)	(412,627)

As at December 31, 2024, the Company had $148.0 million in capital losses for which no deferred tax assets has been recognized. These capital losses can be carried forward indefinitely but can only be used against future taxable capital gains. Additionally, as at December 31, 2024, no deferred tax liability was recognized for temporary differences arising from investments in subsidiaries because the Company controls the decisions affecting the realization of such liabilities and it is probable that the temporary differences will not reverse in the foreseeable future.